Note 6 - Allowance for Loan Losses and Credit Quality Information - Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-accrual loans	$ 4,621	$ 2,684
Residential Portfolio Segment [Member]
Non-accrual loans	340	502
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Non-accrual loans	0	1,098
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Non-accrual loans	3,757	386
Consumer Portfolio Segment [Member]
Non-accrual loans	517	689
Commercial Portfolio Segment [Member]
Non-accrual loans	$ 7	$ 9